Group Information	12 Months Ended
Dec. 31, 2022
Group Information [Abstract]
Group information

25. Group information

Subsidiaries

As at December 31, 2022 the consolidated financial statements of the Group include:

Name	Country of incorporation	Principal activities	Equity interest
Cazoo Holdings Limited	United Kingdom	Activities of other holding companies	100%
Cazoo Limited	United Kingdom	Sale of motor vehicles	100%
Cazoo Properties Limited	United Kingdom	Activities of other holding companies	100%
Imperial Car Supermarkets Limited	United Kingdom	Sale of motor vehicles	100%
Imperial Cars of Swanwick Limited	United Kingdom	Sale of motor vehicles	100%
Carsaz Limited	United Kingdom	Sale of motor vehicles	100%
Cazoo Subscription Services Limited	United Kingdom	Renting and leasing of motor vehicles	100%
Fantastic Cars Limited	United Kingdom	Renting and leasing of motor vehicles	100%
Cazoo Wholesale Services Limited	United Kingdom	Maintenance and repair of motor vehicles	100%
Cazoo Data Services Limited	United Kingdom	Other business support service activities not elsewhere classified	100%
Project Chicago Newco Limited	United Kingdom	Non-trading company	100%
Arctos Holdings Limited	United Kingdom	Activities of other holding companies	100%
Moorgate House (Newco) Limited	United Kingdom	Dormant company	100%
GBJ Developments Limited	United Kingdom	Non-trading company	100%
CD Auction Group Limited	United Kingdom	Sale of motor vehicles	100%
Cazoo Support Services Limited	United Kingdom	Maintenance and repair of motor vehicles	100%
Ensco 1109 Limited	United Kingdom	Activities of other holding companies	100%
SMH Fleet Solutions Limited	United Kingdom	Maintenance and repair of motor vehicles	100%
Vans 365 Limited	United Kingdom	Sale of vans	100%
CZO Data Services, Unipessoal, Lda	Portugal	Other business support service activities not elsewhere classified	100%

Name	Country of incorporation	Principal activities	Equity interest
CSS Mobility France SaS	France	Renting and leasing of motor vehicles	100%
Cazoo Trading France SaS	France	Sale of motor vehicles	100%
Cazoo Properties France SaS	France	Activities of other holding companies	100%
Cluno GmbH	Germany	Renting and leasing of motor vehicles	100%
Cluno Fintech 1 GmbH	Germany	Acquisition, leasing and financing of motor vehicles	100%
Cluno Fintech 2 GmbH	Germany	Acquisition, leasing and financing of motor vehicles	100%
CSS Fintech GmbH	Germany	Acquisition, leasing and financing of motor vehicles	100%
Cazoo Trading Germany GmbH	Germany	Sale and rental of motor vehicles and related intermediation activities	100%
Cazoo Properties Germany GmbH	Germany	Activities of other holding companies	100%
CSS Germany GmbH & Co. KG	Germany	Rental of motor vehicles and related intermediation activities	100%
Cazoo Trading Spain, S.L	Spain	Sale of motor vehicles	100%
Cazoo Properties Spain, S.L	Spain	Activities of other holding companies	100%
Cazoo Trading Italy SARL	Italy	Sale of motor vehicles	100%